Stock-Based Compensation - Summary of Share-based Payment Arrangement, Option, Activity (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Shares
Beginning balance (in shares) | shares	11,565
Granted (in shares) | shares	5,117
Forfeited and expired (in shares) | shares	(992)
Ending balance (in shares) | shares	11,985
Vested and expected to vest at the end of the period (in shares) | shares	4,583
Exercisable at the end of the period (in shares) | shares	11,393
Weighted Average Exercise Price
Beginning balance (in dollars per share) | $ / shares	$ 0.91
Granted (in dollars per share) | $ / shares	4.66
Forfeited and expired (in dollars per share) | $ / shares	1.75
Ending balance (in dollars per share) | $ / shares	2.57
Vested and expected to vest at the end of the period (in dollars per share) | $ / shares	1.13
Exercisable at the end of the period (in dollars per share) | $ / shares	$ 2.57
Weighted Average Contractual Period (in Years)
Outstanding balance (in years)	8 years 6 months
Vested and expected to vested at the end of the period (in years)	7 years 9 months 25 days
Exercisable at the end of the period (in years)	8 years 6 months 7 days
Aggregate Intrinsic Value
Outstanding balance | $	$ 131,770
Vested and expected to vest at the end of the period | $	56,952
Exercisable at the end of the period | $	$ 125,347
Share Based Payment Arrangement Employee Excluding CEO [Member]
Shares
Exercised (in shares) | shares	(3,705)
Weighted Average Exercise Price
Exercised (in dollars per share) | $ / shares	$ 0.53